Trade and Other Payables	12 Months Ended
Dec. 31, 2024
Trade and Other Payables [Abstract]
Trade and other payables
14.	Trade and other payables

	December 31, 2024	December 31, 2023
	USD	USD
Trade payables
Third parties	33,355	609,281

Other payables and accruals
Amounts due to related parties (refer note 24)	216,940	405,632
Other payables	638,182	466,834
Accrued expense	419,650	110,219
	1,274,772	982,685
Total trade and other payables	1,308,127	1,591,966

Trade payables are unsecured, interest free and have an average payment term of 30 days and its carrying amount approximates its fair value.